Fees Summary	Dec. 10, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 792,000.00
Previously Paid Amount	109.38
Total Fee Amount	109.38
Total Offset Amount	0.00
Net Fee	0.00
Narrative - Max Aggregate Offering Price	$ 792,000.00
Final Prospectus	true